Warrants (Details Narrative) - USD ($)						1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 05, 2023	Mar. 09, 2023	Dec. 06, 2022	Jun. 26, 2022	Feb. 08, 2021	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 08, 2023
Common stock purchase of warrant			5,000,000
Exercise price			$ 0.44
Addiitonal gross proceeds											$ 8,305,368
Common stock par value								$ 0.001		$ 0.001	$ 0.001
Share price								0.32	$ 0.46	$ 0.66	$ 5.31
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share
Series F Warrants [Member]
Exercise price		$ 0.44	$ 0.96									$ 0.25
Addiitonal gross proceeds										$ 7,100,000
Warrant price				$ 0.44		$ 0.25	$ 0.42
Securities Purchase Agreement [Member] | Series F Warrants [Member]
Exercise price				$ 0.96
Common Stock [Member]
Common stock par value										$ 0.0001
Sale of Common Stock, net of issuance costs, shares								16,720,000	4,251,151	4,251,151	6,763,091
Common Stock [Member] | Securities Purchase Agreement [Member]
Common stock purchase of warrant	25,080,000	7,142,715	5,000,000	16,129,032
Exercise price	$ 0.38	$ 0.42	$ 0.44
Addiitonal gross proceeds		$ 3,000,000
Warrant price	$ 0.25
Shares issued for debt conversion			5,000,000
Common stock par value				$ 0.001
Common Stock Warrant [Member]
Sale of Common Stock, net of issuance costs, shares				5,000,000
Share price				$ 0.44
Warrant [Member] | Securities Purchase Agreement [Member]
Common stock purchase of warrant					2,516,778
Addiitonal gross proceeds					$ 8,305,368
Share price					$ 3.30